CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss for the year	$ (31,789)	$ (24,018)	$ (41,009)
Adjustments to reconcile net profit/(loss) to cash provided by operating activities:
Depreciation	675	831	1,410
Amortisation	1,190	946	923
Income tax expense/(credit)	486	(59)	(192)
Financial income	0	(1,171)	(303)
Financial expense	9,565	11,053	24,745
Share-based payments (net of capitalized amounts)	1,316	2,069	1,755
Foreign exchange gains on operating cash flows	1,010	238	(76)
Loss on disposal or retirement of property, plant and equipment	0	0	2
Movement in inventory provision	2,113	2,291	7,391
Inventory write off	1,884	0	0
Impairment of prepayments	0	0	482
Impairment of property, plant and equipment	612	3,772	733
Impairment of intangible assets	1,596	5,833	4,624
Liabilities related to financial assets (reversal)/written off	(800)	1,500	0
Gain on sale of business	0	(12,718)	0
Restructuring provision	361	0	0
Other non-cash items	2,505	257	269
Operating cash flows before changes in working capital	(9,276)	(9,176)	754
(Increase)/decrease in trade and other receivables	(2,368)	1,047	(966)
Increase in inventories	(1,742)	(971)	(877)
Increase/(decrease) in trade and other payables	8,185	(2,769)	181
Cash used in operations	(5,201)	(11,869)	(908)
Interest received	0	0	2
Income taxes received/(paid)	1,010	312	(15)
Net cash used in operating activities	(4,191)	(11,557)	(921)
Cash flows from investing activities
Payments to acquire intangible assets	(9,659)	(1,901)	(4,876)
Acquisition of property, plant and equipment	(405)	(803)	(1,101)
Payments to acquire financial asset	0	(700)	0
Proceeds from sale of business (net of transaction costs)	0	28,160	0
Payments to acquire trades or businesses	(12,904)	0	0
Net cash (used in)/generated by investing activities	(22,968)	24,756	(5,977)
Cash flows from financing activities
Issue of ordinary share capital including share premium (net of issuance costs)	7,391	0	25,336
Proceeds from shares to be issued	0	0	63
Net proceeds from senior secured term loan	30,176	5,000	80,015
Proceeds from convertible note issued	0	0	20,000
Expenses paid in connection with debt financing	0	(147)	(2,356)
Purchase of exchangeable notes	0	0	(86,730)
Repayment of senior secured term loan	0	(10,050)	(34,500)
Penalty for early partial settlement of senior secured term loan	0	(905)	(3,450)
Repayment of other loan	0	0	(23)
Interest paid on senior secured term loan	(5,946)	(7,314)	(6,424)
Interest paid on convertible note	(300)	(300)	(199)
Interest paid on exchangeable notes	(8)	(8)	(1,293)
Payment of lease liabilities	(2,503)	(2,318)	(2,761)
Net cash generated by/(used in) financing activities	28,810	(16,042)	(12,322)
Increase/(decrease) in cash and cash equivalents and short-term investments	1,651	(2,843)	(19,220)
Effects of exchange rate movements on cash held	(175)	(44)	(112)
Cash and cash equivalents and short-term investments at beginning of year	3,691	6,578	25,910
Cash and cash equivalents and short-term investments at end of year	$ 5,167	$ 3,691	$ 6,578